Investment in Equity-Accounted Investees - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Mar. 31, 2019	Sep. 30, 2018
Holiday IQ Pte Ltd and Subsidiaries [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of ownership acquired	30.00%
Total cash consideration	$ 15,200
Impairment loss		$ 9,926
Simplotel Technologies Private Limited [Member] | Preference shares [member]
Disclosure Of Significant Investments In Associates [Line Items]
Number of shares held			1,181
Simplotel Technologies Private Limited [Member] | Ordinary shares [member]
Disclosure Of Significant Investments In Associates [Line Items]
Number of shares held			2,105